SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Deposits And Prepayments
Prepaid rent	$ 21,834	$ 170,335	$ 170,335
Prepaid building management fee	3,607	28,143	25,774
Prepaid governmental rent and rates	7,255	56,600	61,500
Rental deposit	87,334	681,340	681,340
Deposit on building management fee	13,238	103,276	103,321
Others	1,410	11,000	11,000
Total	$ 134,678	$ 1,050,694	$ 1,053,270